Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents held in Trust Account [Abstract]
Cash and cash equivalents		$ 93,340,005	$ 225,433,329
Payment of franchise taxes and income taxes		$ 1,805,098	265,057
Net loss per common share [Abstract]
Shares excluded from the computation of net loss per common share (in shares)		27,962,493
Numerator: [Abstract]
Net income (loss)		$ (993,853)	2,872,889
Less: Income attributable to common stock subject to possible redemption		(357,715)	(3,185,186)
Income Taxes [Abstract]
Unrecognized tax benefits		0	0
Accrued interest and penalties		0	0
Common Stock Subject to Possible Redemption [Member]
Numerator: [Abstract]
Interest earned on marketable securities held in Trust Account		697,998	4,384,774
Less: interest available to be withdrawn for payment of taxes		(340,282)	(1,199,589)
Less: Income attributable to common stock subject to possible redemption		$ 357,715	$ 3,185,186
Denominator: [Abstract]
Weighted average shares outstanding, basic and diluted (in shares)		17,139,372	20,869,253
Basic and diluted net loss per common share (in dollars per share)		$ 0.02	$ 0.15
Non-Redeemable Common Stock [Member]
Numerator: [Abstract]
Net income (loss)		$ (993,853)	$ 2,872,889
Less: Income attributable to common stock subject to possible redemption		(357,715)	(3,185,186)
Non-Redeemable Net Loss		$ (1,351,568)	$ (312,297)
Denominator: [Abstract]
Weighted average shares outstanding, basic and diluted (in shares)	[1]	6,807,313	6,695,864
Basic and diluted net loss per common share (in dollars per share)	[2]	$ (0.20)	$ (0.05)

[1]	Excludes an aggregate of 7,560,480 and 20,846,454 shares subject to possible redemption as of December 31, 2020 and December 31, 2019, respectively.
[2]	Excludes income of $357,715 and $3,185,186 attributable to common stock subject to possible redemption for the Years Ended December 31, 2020 and December 31, 2019 (see Note 2).